EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EQUITY METHOD INVESTMENT
8.	EQUITY METHOD INVESTMENT

The Company has a 17% common equity interest in MPL. The carrying value of this equity method investment was $88.3 million and $89.9 million at September 30, 2012 and December 31, 2011, respectively.

As of September 30, 2012 and December 31, 2011, the carrying amount of the equity method investment was $6.7 million and $6.9 million higher than the underlying net assets of the investee, respectively. The Company is amortizing this difference over the remaining life of MPL’s primary asset (the fixed asset life of the pipeline).

Distributions received from MPL were $4.2 million and $2.5 million for the three months ended September 30, 2012 and 2011, respectively, and $10.0 million and $4.9 million for the nine months ended September 30, 2012 and 2011, respectively. Equity income from MPL was $2.8 million and $0.9 million for the three months ended September 30, 2012 and 2011, respectively, and $8.7 million and $3.2 million for the nine months ended September 30, 2012 and 2011, respectively.

7. EQUITY METHOD INVESTMENT

The Company (and previously, the Predecessor) has a 17% common interest in Minnesota Pipe Line. The carrying value of this equity method investment was $89.9 million and $92.4 million at December 31, 2011 and 2010, respectively.

Summarized financial information for Minnesota Pipe Line is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	One Month Ended December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Revenues	$115.6	$8.7	$101.6	$101.5
Operating costs and expenses	53.8	7.4	36.8	55.6
Income from operations	43.2	1.3	42.4	18.4
Net income	43.2	1.3	42.4	18.4
Net income available to common shareholders	33.5	0.5	33.6	8.7

	Successor
(in millions)	December 31, 2011	December 31, 2010
Balance sheet data:
Current assets	$12.1	$8.0
Noncurrent assets	492.8	507.6

Total assets	$504.9	$515.6

Current liabilities	$16.6	$13.8
Noncurrent liabilities	0.1	0.2

Total liabilities	$16.7	$14.0

Members capital	$488.2	$501.6

As of December 31, 2011 and 2010, the carrying amount of the equity method investment was $6.9 million and $7.1 million higher than the underlying net assets of the investee, respectively. The Company is amortizing this difference over the remaining life of Minnesota Pipe Line’s primary asset (the fixed asset life of the pipeline).

Distributions received from Minnesota Pipe Line were $8.0 million for the year ended December 31, 2011, $0.7 for the Successor Period ended December 31, 2010, $6.0 million for the eleven months ended November 30, 2010 and $1.4 million for the year ended December 31, 2009.